Finance income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Finance Income

	2023 £m	2022 £m	2021 £m
Finance income arising from:
Financial assets measured at amortised cost	48	31	11
Financial assets measured at fair value through profit or loss	60	31	2
Net gains arising from the forward element of forward contracts in net investment hedge relationships	–	12	–
Other finance income	7	2	1
	115	76	14